Summary of Significant Accounting Policies (Details) - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 07, 2022	Oct. 15, 2020	Oct. 15, 2020	Sep. 03, 2019	Feb. 06, 2019	Feb. 06, 2019	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jan. 31, 2023	Dec. 31, 2022	Aug. 31, 2022	Aug. 18, 2022	Dec. 31, 2021	Mar. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Preferred stock, shares authorized (in Shares)							200,000,000		200,000,000		200,000,000	200,000,000
Common stock authorized (in Shares)											4,000,000,000
Perferred stock par value (in Dollars per share)											$ 0.0001
Common stock par value (in Dollars per share)											$ 0.0001
Acquired stock percentage				100.00%
Purchase price of common shares				$ 1,350,000
Note payable to seller				$ 3,000,000
Payment of secured percentage		50.00%	50.00%
Assets acquired		$ 120,000
Promissory note		$ 44,526	$ 44,526
Issuance of shares (in Shares)		10,000,000
Product sales percentage									90.00%		90.00%
Sale of common shares (in Shares)					193	193
Security tax deposited percentage							50.00%		50.00%					50.00%			50.00%	50.00%
Social security tax											$ 457,704
Employee retention credits							$ 0		$ 0		$ 40,000	$ 40,000						$ 40,000
Reserve split	200:1
Common shares reserved (in Shares)									1,286,624,175		34,952,209
Restricted common shares issued (in Shares)									32,254,235		2,437,467
Product warranty claims											$ 108,043	108,043
Warranty expense											$ 8,900	$ 5,693
Initial contract											2 years
Units percentage												11.00%
Recognized revenue							0	$ 463,301			$ 1,171,344	$ 1,467,589
Allowance for doubtful accounts							0		$ 0									$ 1,116,219
Accounts receivable - unbilled							175,436		175,436		175,436	190,779
Inventory reserves							116,362		116,362		116,362	67,635
Depreciation expense											35,474	16,005
Asset required to goodwill											834,220
Impaired intangible assets											37,885
Inventory											193,346
Estimated amortization expense related to intangible assets 2024							549,264		549,264		370,344
Estimated amortization expense related to intangible assets 2025							314,373		314,373		168,367
Estimated amortization expense related to intangible assets 2026							119,340		119,340		131,510
Amortization expense											254,245	474,635
Amortization of product development costs											271,062	195,996
Estimated amortization expense related to intangible assets 2027							94,213		94,213		65,724
Estimated amortization expense related to intangible assets 2028							60,631		60,631		50,635
Estimated amortization expense related to intangible assets thereafter							$ 0		$ 0		24,512
Research and development costs											0	$ 0
Common stock, shares authorized (in Shares)							4,000,000,000		4,000,000,000
Par value (in Dollars per share)							$ 0.0001		$ 0.0001
Acquired percentage		50.00%	50.00%	100.00%
Reserve stock split (in Shares)	6,750
Note payable				$ 3,000,000
Assets acquired		$ 120,000	$ 120,000
Promissory note		44,526	$ 44,526
Deferred deposits and payments due							$ 1,044,947		$ 1,044,947		$ 490,790
Common stock, shares authorized (in Shares)							3,000,000,000		3,000,000,000		20,000,000	20,000,000
Amortization of intangible assets							$ 68,000	44,700	$ 136,000	$ 180,243	$ 37,885
Amortization cost							$ 105,216	$ 69,042
Amortization of product development costs									$ 204,399	$ 184,170
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock authorized (in Shares)															20,000,000
Straight-line basis period											2 years
Common stock, shares authorized (in Shares)													200,000,000
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock authorized (in Shares)															200,000,000
Straight-line basis period											5 years
Common stock, shares authorized (in Shares)													3,000,000,000
Supplier Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Initial contract											1 year
Other Intangible Assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated amortization expense related to intangible assets 2024											$ 272,000
Estimated amortization expense related to intangible assets 2025											272,000
Estimated amortization expense related to intangible assets 2026											$ 88,099
Other Intangible Assets [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Straight-line basis period											3 years
Other Intangible Assets [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Straight-line basis period											6 years
Research and Development Expense [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Research and development costs											$ 503,706	$ 508,266
Forecast [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Note payable to seller															$ 900,000	$ 144,200
Forecast [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock authorized (in Shares)															20,000,000
Forecast [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock authorized (in Shares)															200,000,000
Business combination [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, shares acquisition (in Shares)				1,350,000
Classroom Technologies Solutions, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issuance of shares (in Shares)			10,000,000
Assets acquired		120,000	$ 120,000
Promissory note		$ 44,526	$ 44,526